Retirement Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employer contribution to 401k profit sharing plan	$ 1,077	$ 384	$ 163